Related party transactions - Narrative (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Nov. 16, 2023 shares	Sep. 14, 2023 shares	Mar. 13, 2023 shares	Dec. 31, 2023 USD ($) aircraft $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 01, 2021
Related Party Transaction [Line Items]
Treasury stock acquired (in shares) | shares				44,300,000
Total lease revenue				$ 6,860,320	$ 6,530,546	$ 4,412,003
Share repurchase				$ 2,618,547	1,458	35,406
SES
Related Party Transaction [Line Items]
Ownership (in percentage)				50.00%
Related Party | General Electric
Related Party Transaction [Line Items]
Treasury stock acquired (in shares) | shares	7,900,000	17,500,000	8,800,000	36,400,000
Total lease revenue				$ 140	143	22
Purchases and provision of services from GE				$ 212	150	$ 1
Accounts Payable					9,000
Related Party | General Electric | All Offerings
Related Party Transaction [Line Items]
Stock repurchase program, authorized per share amount (in dollars per share) | $ / shares				$ 58.86
Related Party | SES
Related Party Transaction [Line Items]
Total lease revenue				$ 124,000	$ 74,000
Related Party | Gilead Aviation Designated Activity Company (“Gilead”)
Related Party Transaction [Line Items]
Number of aircrafts sold | aircraft				3
Officer
Related Party Transaction [Line Items]
Treasury stock acquired (in shares) | shares				12,913
Share repurchase				$ 700
AerCap Holdings N.V. | Related Party | General Electric
Related Party Transaction [Line Items]
Ownership percentage by GE (in percentage)							46.00%